Carrying or notional amounts and estimated fair values for financial instruments (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010	Dec. 31, 2009
Assets, Fair Value Disclosure [Abstract]
Cash And Due From Banks	$ 439,363		$ 535,282		$ 452,373	$ 677,330
Money market investments	1,085,580		1,376,174
Marketable Securities, Alternative [Abstract]
Servicing Asset At Fair Value Amount	154,430		151,323		166,907
Derivative Fair Value Of Derivative Asset	41,925		61,886
Deposits, by Type [Abstract]
Time Deposits	8,910,709		10,710,040
Federal Funds Purchased and Securities Sold under Agreements to Repurchase [Abstract]
Securities Sold under Agreements to Repurchase	2,016,752		2,141,097
Notes Payable [Abstract]
Other Notes Payable	24,208		25,070
Fixed Rate 6125 To 8327 Percent Junior Subordinated Deferrable Interest Debentures Due 2027 To 2034 [Member]
Notes Payable [Abstract]
Junior Subordinated Debenture Owed To Unconsolidated Subsidiary Trust	439,800		439,800
Fixed Rate 500 Percent Until December 2013 And 900 Percent Thereafter Junior Subordinated Deferrable Interest Debentures With No Stated Maturity [Member]
Notes Payable [Abstract]
Junior Subordinated Debenture Owed To Unconsolidated Subsidiary Trust	499,470	[1]	470,037	[1]
Fair Value, Inputs, Level 1 [Member]
Assets, Fair Value Disclosure [Abstract]
Cash And Due From Banks	439,363
Money market investments	839,007
Trading account securities	0	[2]
Available For Sale Securities Fair Value Disclosure	3,827	[2]
Held To Maturity Securities Fair Value Disclosure	0
Marketable Securities, Alternative [Abstract]
Federal Home Loan Bank Stock	0
Federal Reserve Bank Stock	0
Trust Preferred Securities	0
Other Investments	0
Total other investment securities	0
Loans held-for-sale	0
FDIC loss share asset	0
Servicing Asset At Fair Value Amount	0
Derivative Fair Value Of Derivative Asset	0
Deposits, by Type [Abstract]
Demand Deposit Accounts	0
Time Deposits	0
Deposits	0
Federal Funds Purchased and Securities Sold under Agreements to Repurchase [Abstract]
Securities Sold under Agreements to Repurchase	0
Assets sold under agreements to repurchase	0
Other short-term borrowings	0	[3]
Notes Payable [Abstract]
Federal Home Loan Bank Advances Long Term	0
Medium-term Notes	0
Other Notes Payable	0
Notes payable	0
Derivative Financial Instruments Liabilities Fair Value Disclosure	0
Business Acquisition, Contingent Consideration, at Fair Value	0
Fair Value Off Balance Sheet [Abstract]
Commitments to extend credit	0
Letters of credit Fair Value Disclosure	0
Fair Value, Inputs, Level 1 [Member] | Structured Finance [Member]
Federal Funds Purchased and Securities Sold under Agreements to Repurchase [Abstract]
Securities Sold under Agreements to Repurchase	0
Fair Value, Inputs, Level 1 [Member] | Fixed Rate 6125 To 8327 Percent Junior Subordinated Deferrable Interest Debentures Due 2027 To 2034 [Member]
Notes Payable [Abstract]
Junior Subordinated Debenture Owed To Unconsolidated Subsidiary Trust	0
Fair Value, Inputs, Level 1 [Member] | Fixed Rate 500 Percent Until December 2013 And 900 Percent Thereafter Junior Subordinated Deferrable Interest Debentures With No Stated Maturity [Member]
Notes Payable [Abstract]
Junior Subordinated Debenture Owed To Unconsolidated Subsidiary Trust	0
Fair Value, Inputs, Level 1 [Member] | Puerto Rico States And Political Subdivisions Debt Securities [Member]
Assets, Fair Value Disclosure [Abstract]
Held To Maturity Securities Fair Value Disclosure	0
Fair Value, Inputs, Level 1 [Member] | Collateralized Mortgage Obligations Issued By U S Government Sponsored Enterprises And U S Government [Member]
Assets, Fair Value Disclosure [Abstract]
Held To Maturity Securities Fair Value Disclosure	0
Fair Value, Inputs, Level 1 [Member] | Other Securities [Member]
Assets, Fair Value Disclosure [Abstract]
Held To Maturity Securities Fair Value Disclosure	0
Fair Value, Inputs, Level 2 [Member]
Assets, Fair Value Disclosure [Abstract]
Cash And Due From Banks	0
Money market investments	246,573
Trading account securities	297,959	[2]
Available For Sale Securities Fair Value Disclosure	5,073,304	[2]
Held To Maturity Securities Fair Value Disclosure	1,500
Marketable Securities, Alternative [Abstract]
Federal Home Loan Bank Stock	89,451
Federal Reserve Bank Stock	79,878
Trust Preferred Securities	13,197
Other Investments	0
Total other investment securities	182,526
Loans held-for-sale	4,779
FDIC loss share asset	0
Servicing Asset At Fair Value Amount	0
Derivative Fair Value Of Derivative Asset	41,935
Deposits, by Type [Abstract]
Demand Deposit Accounts	18,089,904
Time Deposits	8,994,363
Deposits	27,084,267
Federal Funds Purchased and Securities Sold under Agreements to Repurchase [Abstract]
Securities Sold under Agreements to Repurchase	1,385,237
Assets sold under agreements to repurchase	2,105,857
Other short-term borrowings	636,200	[3]
Notes Payable [Abstract]
Federal Home Loan Bank Advances Long Term	608,313
Medium-term Notes	243,351
Other Notes Payable	0
Notes payable	1,215,323
Derivative Financial Instruments Liabilities Fair Value Disclosure	42,585
Business Acquisition, Contingent Consideration, at Fair Value	0
Fair Value Off Balance Sheet [Abstract]
Commitments to extend credit	0
Letters of credit Fair Value Disclosure	0
Fair Value, Inputs, Level 2 [Member] | Structured Finance [Member]
Federal Funds Purchased and Securities Sold under Agreements to Repurchase [Abstract]
Securities Sold under Agreements to Repurchase	720,620
Fair Value, Inputs, Level 2 [Member] | Fixed Rate 6125 To 8327 Percent Junior Subordinated Deferrable Interest Debentures Due 2027 To 2034 [Member]
Notes Payable [Abstract]
Junior Subordinated Debenture Owed To Unconsolidated Subsidiary Trust	363,659
Fair Value, Inputs, Level 2 [Member] | Fixed Rate 500 Percent Until December 2013 And 900 Percent Thereafter Junior Subordinated Deferrable Interest Debentures With No Stated Maturity [Member]
Notes Payable [Abstract]
Junior Subordinated Debenture Owed To Unconsolidated Subsidiary Trust	0
Fair Value, Inputs, Level 2 [Member] | Puerto Rico States And Political Subdivisions Debt Securities [Member]
Assets, Fair Value Disclosure [Abstract]
Held To Maturity Securities Fair Value Disclosure	0
Fair Value, Inputs, Level 2 [Member] | Collateralized Mortgage Obligations Issued By U S Government Sponsored Enterprises And U S Government [Member]
Assets, Fair Value Disclosure [Abstract]
Held To Maturity Securities Fair Value Disclosure	0
Fair Value, Inputs, Level 2 [Member] | Other Securities [Member]
Assets, Fair Value Disclosure [Abstract]
Held To Maturity Securities Fair Value Disclosure	1,500
Fair Value, Inputs, Level 3 [Member]
Assets, Fair Value Disclosure [Abstract]
Cash And Due From Banks	0
Money market investments	0
Trading account securities	16,556	[2]
Available For Sale Securities Fair Value Disclosure	7,070	[2]
Held To Maturity Securities Fair Value Disclosure	142,733
Marketable Securities, Alternative [Abstract]
Federal Home Loan Bank Stock	0
Federal Reserve Bank Stock	0
Trust Preferred Securities	1,000
Other Investments	3,975
Total other investment securities	4,975
Loans held-for-sale	376,582
FDIC loss share asset	1,241,579
Servicing Asset At Fair Value Amount	154,430
Derivative Fair Value Of Derivative Asset	0
Deposits, by Type [Abstract]
Demand Deposit Accounts	0
Time Deposits	0
Deposits	0
Federal Funds Purchased and Securities Sold under Agreements to Repurchase [Abstract]
Securities Sold under Agreements to Repurchase	0
Assets sold under agreements to repurchase	0
Other short-term borrowings	0	[3]
Notes Payable [Abstract]
Federal Home Loan Bank Advances Long Term	0
Medium-term Notes	3,843
Other Notes Payable	24,208
Notes payable	852,509
Derivative Financial Instruments Liabilities Fair Value Disclosure	0
Business Acquisition, Contingent Consideration, at Fair Value	112,002
Fair Value Off Balance Sheet [Abstract]
Commitments to extend credit	2,858
Letters of credit Fair Value Disclosure	1,544
Fair Value, Inputs, Level 3 [Member] | Structured Finance [Member]
Federal Funds Purchased and Securities Sold under Agreements to Repurchase [Abstract]
Securities Sold under Agreements to Repurchase	0
Fair Value, Inputs, Level 3 [Member] | Fixed Rate 6125 To 8327 Percent Junior Subordinated Deferrable Interest Debentures Due 2027 To 2034 [Member]
Notes Payable [Abstract]
Junior Subordinated Debenture Owed To Unconsolidated Subsidiary Trust	0
Fair Value, Inputs, Level 3 [Member] | Fixed Rate 500 Percent Until December 2013 And 900 Percent Thereafter Junior Subordinated Deferrable Interest Debentures With No Stated Maturity [Member]
Notes Payable [Abstract]
Junior Subordinated Debenture Owed To Unconsolidated Subsidiary Trust	824,458
Fair Value, Inputs, Level 3 [Member] | Puerto Rico States And Political Subdivisions Debt Securities [Member]
Assets, Fair Value Disclosure [Abstract]
Held To Maturity Securities Fair Value Disclosure	117,558
Fair Value, Inputs, Level 3 [Member] | Collateralized Mortgage Obligations Issued By U S Government Sponsored Enterprises And U S Government [Member]
Assets, Fair Value Disclosure [Abstract]
Held To Maturity Securities Fair Value Disclosure	144
Fair Value, Inputs, Level 3 [Member] | Other Securities [Member]
Assets, Fair Value Disclosure [Abstract]
Held To Maturity Securities Fair Value Disclosure	25,031
Non Covered Under Loss Sharing Agreements With F D I C [Member] | Fair Value, Inputs, Level 1 [Member]
Marketable Securities, Alternative [Abstract]
Loans held-in-portfolio, net	0
Non Covered Under Loss Sharing Agreements With F D I C [Member] | Fair Value, Inputs, Level 2 [Member]
Marketable Securities, Alternative [Abstract]
Loans held-in-portfolio, net	0
Non Covered Under Loss Sharing Agreements With F D I C [Member] | Fair Value, Inputs, Level 3 [Member]
Marketable Securities, Alternative [Abstract]
Loans held-in-portfolio, net	17,424,038
Covered Under Loss Sharing Agreements With F D I C [Member] | Fair Value, Inputs, Level 1 [Member]
Marketable Securities, Alternative [Abstract]
Loans held-in-portfolio, net	0
Covered Under Loss Sharing Agreements With F D I C [Member] | Fair Value, Inputs, Level 2 [Member]
Marketable Securities, Alternative [Abstract]
Loans held-in-portfolio, net	0
Covered Under Loss Sharing Agreements With F D I C [Member] | Fair Value, Inputs, Level 3 [Member]
Marketable Securities, Alternative [Abstract]
Loans held-in-portfolio, net	3,925,440
Carrying (Reported) Amount, Fair Value Disclosure
Assets, Fair Value Disclosure [Abstract]
Cash And Due From Banks	439,363		535,282
Money market investments	1,085,580		1,376,174
Trading account securities	314,515	[2]	436,330	[2]
Available For Sale Securities Fair Value Disclosure	5,084,201	[2]	5,009,823	[2]
Held To Maturity Securities Fair Value Disclosure	142,817		125,383
Marketable Securities, Alternative [Abstract]
Federal Home Loan Bank Stock	89,451		84,133
Federal Reserve Bank Stock	79,878		79,648
Trust Preferred Securities	14,197		14,197
Other Investments	1,917		1,902
Total other investment securities	185,443		179,880
Loans held-for-sale	354,468		363,093
FDIC loss share asset	1,399,098		1,915,128
Servicing Asset At Fair Value Amount	154,430		151,323
Derivative Fair Value Of Derivative Asset	41,935		61,887
Deposits, by Type [Abstract]
Demand Deposit Accounts	18,089,904		17,232,087
Time Deposits	8,910,709		10,710,040
Deposits	27,000,613		27,942,127
Federal Funds Purchased and Securities Sold under Agreements to Repurchase [Abstract]
Securities Sold under Agreements to Repurchase	1,378,562		1,102,907
Assets sold under agreements to repurchase	2,016,752		2,141,097
Other short-term borrowings	636,200	[3]	296,200	[3]
Notes Payable [Abstract]
Federal Home Loan Bank Advances Long Term	577,490		642,568
Medium-term Notes	236,753		278,897
Other Notes Payable	24,208		25,070
Notes payable	1,777,721		1,856,372
Derivative Financial Instruments Liabilities Fair Value Disclosure	42,585		66,700
Business Acquisition, Contingent Consideration, at Fair Value	112,002		99,762
Carrying (Reported) Amount, Fair Value Disclosure | Structured Finance [Member]
Federal Funds Purchased and Securities Sold under Agreements to Repurchase [Abstract]
Securities Sold under Agreements to Repurchase	638,190		1,038,190
Carrying (Reported) Amount, Fair Value Disclosure | Fixed Rate 6125 To 8327 Percent Junior Subordinated Deferrable Interest Debentures Due 2027 To 2034 [Member]
Notes Payable [Abstract]
Junior Subordinated Debenture Owed To Unconsolidated Subsidiary Trust	439,800		439,800
Carrying (Reported) Amount, Fair Value Disclosure | Fixed Rate 500 Percent Until December 2013 And 900 Percent Thereafter Junior Subordinated Deferrable Interest Debentures With No Stated Maturity [Member]

Notes Payable [Abstract]
Junior Subordinated Debenture Owed To Unconsolidated Subsidiary Trust	499,470		470,037
Carrying (Reported) Amount, Fair Value Disclosure | Puerto Rico States And Political Subdivisions Debt Securities [Member]
Assets, Fair Value Disclosure [Abstract]
Held To Maturity Securities Fair Value Disclosure	116,177		98,973
Carrying (Reported) Amount, Fair Value Disclosure | Collateralized Mortgage Obligations Issued By U S Government Sponsored Enterprises And U S Government [Member]
Assets, Fair Value Disclosure [Abstract]
Held To Maturity Securities Fair Value Disclosure	140		160
Carrying (Reported) Amount, Fair Value Disclosure | Other Securities [Member]
Assets, Fair Value Disclosure [Abstract]
Held To Maturity Securities Fair Value Disclosure	26,500		26,250
Carrying (Reported) Amount, Fair Value Disclosure | Non Covered Under Loss Sharing Agreements With F D I C [Member]
Marketable Securities, Alternative [Abstract]
Loans held-in-portfolio, net	20,361,491		19,912,233
Carrying (Reported) Amount, Fair Value Disclosure | Covered Under Loss Sharing Agreements With F D I C [Member]
Marketable Securities, Alternative [Abstract]
Loans held-in-portfolio, net	3,647,066		4,223,758
Estimate of Fair Value, Fair Value Disclosure
Assets, Fair Value Disclosure [Abstract]
Cash And Due From Banks	439,363		535,282
Money market investments	1,085,580		1,376,174
Trading account securities	314,515	[2]	436,330	[2]
Available For Sale Securities Fair Value Disclosure	5,084,201	[2]	5,009,823	[2]
Held To Maturity Securities Fair Value Disclosure	144,233		125,254
Marketable Securities, Alternative [Abstract]
Federal Home Loan Bank Stock	89,451		84,133
Federal Reserve Bank Stock	79,878		79,648
Trust Preferred Securities	14,197		14,197
Other Investments	3,975		3,605
Total other investment securities	187,501		181,583
Loans held-for-sale	381,361		390,783
FDIC loss share asset	1,241,579		1,755,295
Servicing Asset At Fair Value Amount	154,430		151,323
Derivative Fair Value Of Derivative Asset	41,935		61,887
Deposits, by Type [Abstract]
Demand Deposit Accounts	18,089,904		17,232,087
Time Deposits	8,994,363		10,825,256
Deposits	27,084,267		28,057,343
Federal Funds Purchased and Securities Sold under Agreements to Repurchase [Abstract]
Securities Sold under Agreements to Repurchase	1,385,237		1,107,314
Assets sold under agreements to repurchase	2,105,857		2,273,802
Other short-term borrowings	636,200	[3]	296,200	[3]
Notes Payable [Abstract]
Federal Home Loan Bank Advances Long Term	608,313		673,505
Medium-term Notes	247,194		282,898
Other Notes Payable	24,208		25,070
Notes payable	2,067,832		1,722,831
Derivative Financial Instruments Liabilities Fair Value Disclosure	42,585		66,700
Business Acquisition, Contingent Consideration, at Fair Value	112,002		99,762
Fair Value Off Balance Sheet [Abstract]
Commitments to extend credit	2,858		2,062
Letters of credit Fair Value Disclosure	1,544		2,339
Estimate of Fair Value, Fair Value Disclosure | Structured Finance [Member]
Federal Funds Purchased and Securities Sold under Agreements to Repurchase [Abstract]
Securities Sold under Agreements to Repurchase	720,620		1,166,488
Estimate of Fair Value, Fair Value Disclosure | Fixed Rate 6125 To 8327 Percent Junior Subordinated Deferrable Interest Debentures Due 2027 To 2034 [Member]
Notes Payable [Abstract]
Junior Subordinated Debenture Owed To Unconsolidated Subsidiary Trust	363,659		284,238
Estimate of Fair Value, Fair Value Disclosure | Fixed Rate 500 Percent Until December 2013 And 900 Percent Thereafter Junior Subordinated Deferrable Interest Debentures With No Stated Maturity [Member]

Notes Payable [Abstract]
Junior Subordinated Debenture Owed To Unconsolidated Subsidiary Trust	824,458		457,120
Estimate of Fair Value, Fair Value Disclosure | Puerto Rico States And Political Subdivisions Debt Securities [Member]
Assets, Fair Value Disclosure [Abstract]
Held To Maturity Securities Fair Value Disclosure	117,558		98,770
Estimate of Fair Value, Fair Value Disclosure | Collateralized Mortgage Obligations Issued By U S Government Sponsored Enterprises And U S Government [Member]
Assets, Fair Value Disclosure [Abstract]
Held To Maturity Securities Fair Value Disclosure	144		151
Estimate of Fair Value, Fair Value Disclosure | Other Securities [Member]
Assets, Fair Value Disclosure [Abstract]
Held To Maturity Securities Fair Value Disclosure	26,531		26,333
Estimate of Fair Value, Fair Value Disclosure | Non Covered Under Loss Sharing Agreements With F D I C [Member]
Marketable Securities, Alternative [Abstract]
Loans held-in-portfolio, net	17,424,038		16,753,889
Estimate of Fair Value, Fair Value Disclosure | Covered Under Loss Sharing Agreements With F D I C [Member]
Marketable Securities, Alternative [Abstract]
Loans held-in-portfolio, net	3,925,440		4,663,327
Notional Amount [Member]
Fair Value Off Balance Sheet [Abstract]
Commitments to extend credit	6,774,990		6,695,956
Letters of credit Fair Value Disclosure	$ 148,153		$ 136,341

[1]	The debentures are perpetual and may be redeemed by the Corporation at any time, subject to the consent of the Board of Governors of the Federal Reserve System. The discount on the debentures is being amortized over an estimated 30-year term that started in August 2009. The effective interest rate taking into account the discount accretion was approximately 16% at December 31, 2012 and 2011.
[2]	Refer to Note 31 to the consolidated financial statements for the fair value by class of financial asset and its hierarchy level.
[3]	Refer to Note 20 to the consolidated financial statements for the composition of short-term borrowings.